Segment information (Tables)	6 Months Ended
Jun. 30, 2020
Segment information
Schedule of information by segment

	Consumer product		Trading		EV		Total
	Six months	Six months	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Revenue from external customers	$16,194,577	$20,735,989	$6,274,998	$191,315	$420,209	$23,271	$22,889,784	$20,950,575
Revenue from inter segment	(105,710)	(713,307)	—	—	—	—	(105,710)	(713,307)
Cost of revenue	13,109,318	17,269,878	6,310,180	1,121	397,765	778	19,817,263	17,271,777
Gross profit	3,085,259	3,466,111	(35,182)	190,194	22,444	22,493	3,072,521	3,678,798
Interest Expenses	154,379	172,771	29,640	40,561	269	15,523	184,288	228,855
Depreciation & amortization	135,353	142,021	—	—	308,477	319,726	443,830	461,747
Capital expenditure	9,524	99,197	—	—	—	5,618	9,524	104,815
Segment assets	84,574,972	81,720,234	6,633,470	7,831,064	22,734,860	36,080,567	113,943,302	125,631,865
Segment profit	$1,927,761	$1,861,505	$(112,499)	$118,725	$(844,067)	$(789,212)	$971,195	$1,191,018

Schedule of long-lived assets, by geographic information about the revenues

	For the six months ended June 30,
	2020	2019
Revenue from China	$22,889,784	$20,950,575
Revenue directly from foreign countries	—	—
Total Revenue	$22,889,784	$20,950,575